Impairment Charges (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Impairment Loss Recognised Or Reversed [Abstract]
Summary of Impairment Losses and Estimated Recoverable Amounts	The following table summarizes the impairment losses and estimated recoverable amounts by CGU:
Cash-Generating Unit	Impairment Amount	Recoverable Amount
Clearwater	140	306
Kaybob-Edson	175	414

Summary of Forward Prices Used to Determine Future Cash Flows

The forward prices as at March 31, 2020 used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	Remainder of 2020	2021	2022	2023	2024	Average Annual Increase Thereafter
WTI (US$/barrel) (1)	31.67	42.57	50.51	58.17	60.66	2.1%
WCS (C$/barrel) (2)	22.56	36.32	46.10	54.85	57.96	2.1%
Edmonton C5+ (C$/barrel)	34.80	51.28	63.07	72.38	75.67	2.1%
AECO (C$/Mcf) (3)	1.90	2.28	2.45	2.58	2.65	2.0%
(1)	West Texas Intermediate (“WTI”).
(2)	Western Canadian Select (“WCS”).
(3)	Alberta Energy Company (“AECO”) natural gas. Assumes gas heating value of one million British thermal units per thousand cubic feet (“Mcf”).

Summary of Increase (Decrease) to Recoverable Amount

The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amount in the impairment testing completed as at March 31, 2020 for the following CGUs:

	Increase (Decrease) to Recoverable Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Clearwater	(15)	15	77	(74)
Elmworth-Wapiti	(16)	16	67	(65)
Kaybob-Edson	(25)	28	75	(73)
Narrows Lake	(369)	457	240	(239)

The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have on the calculated recoverable amount in the impairment testing for the following CGU:

	Increase (Decrease) to Recoverable Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Borger	(71)	81	263	(264)